CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Total	Total	Share capital [1]	Shares held in trust	Other reserves [2]	Retained earnings	Non-controlling interest
Beginning balance at Dec. 31, 2021		$ 175,326	$ 171,966	$ 641	$ (610)	$ 18,909	$ 153,026	$ 3,360
Comprehensive income/(loss) for the period		30,887	30,342			5,186	25,156	545
Transfer from other comprehensive income		0	0			13	(13)
Dividends	[3]	(3,790)	(3,680)				(3,680)	(110)
Repurchases of shares	[4]	(8,544)	(8,544)	(27)		27	(8,544)
Share-based compensation		465	465		427	(137)	175
Other changes		(47)	(49)				(49)	3
Ending balance at Jun. 30, 2022		194,299	190,500	614	(184)	23,998	166,072	3,799
Beginning balance at Dec. 31, 2022		192,597	190,472	584	(726)	21,132	169,482	2,125
Comprehensive income/(loss) for the period		11,934	11,866			24	11,842	68
Transfer from other comprehensive income		0	0			(121)	121
Dividends	[3]	(4,599)	(4,014)				(4,014)	(585)
Repurchases of shares	[4]	(8,054)	(8,054)	(22)		22	(8,054)
Share-based compensation		192	192		500	(203)	(105)
Other changes		25	1				1	24
Ending balance at Jun. 30, 2023		$ 192,094	$ 190,461	$ 562	$ (227)	$ 20,854	$ 169,272	$ 1,633

[1]	See Note 4 “Share capital”.
[2]	See Note 5 “Other reserves”.
[3]	The amount charged to retained earnings is based on prevailing exchange rates on payment date.
[4]	Includes shares committed to repurchase under an irrevocable contract and repurchases subject to settlement at the end of the quarter.